STOCKHOLDER'S EQUITY	Apr. 24, 2026
STOCKHOLDER'S EQUITY
STOCKHOLDER'S EQUITY	3.STOCKHOLDER’S EQUITY On April 24, 2026, the Company was authorized to issue 100 shares of common stock, $0.001 par value. As of April 24, 2026, 100 shares are issued and outstanding.